UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2009 to December 31, 2011.

____	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period ________________ to ________________.

_____	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period ________________ to ________________.

NOMURA SECURITIES INTERNATIONAL, INC.
(Exact name of securitizer as specified in its charter)

Date of Report (Date of earliest event reported):  February 14, 2012

Commission File Number of securitizer:  None

Central Index Key Number of securitizer:  0000902266

          Jonathan Raiff                                                      (212) 667-2280
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)   X

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ___

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ___

Nomura Securities International, Inc., as securitizer, is filing this Form ABS-15G in respect of all Ginnie Mae REMIC Pass-Through Securities and Ginnie Mae Callable Pass-Through Securities sponsored by it during the reporting period.

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Ginnie Mae REMIC Pass-Through Securities(1)
Ginnie Mae REMIC Trust 2009-085		(2)	(2)	$ 356,437,560	(2)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ginnie Mae REMIC Trust 2009-103		(2)	(2)	962,297,250	(2)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ginnie Mae REMIC Trust 2009-118		(2)	(2)	1,667,582,969	(2)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ginnie Mae REMIC Trust 2010-002		(2)	(2)	1,228,768,165	(2)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ginnie Mae REMIC Trust 2010-017		(2)	(2)	756,455,361	(2)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ginnie Mae REMIC Trust 2010-030		(2)	(2)	875,971,955	(2)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ginnie Mae REMIC Trust 2010-043		(2)	(2)	1,668,078,834	(2)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ginnie Mae REMIC Trust 2010-055		(2)	(2)	614,860,533	(2)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ginnie Mae REMIC Trust 2010-069		(2)	(2)	494,201,093	(2)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ginnie Mae REMIC Trust 2010-084		(2)	(2)	608,111,688	(2)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ginnie Mae REMIC Trust 2010-099		(2)	(2)	1,164,758,242	(2)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ginnie Mae REMIC Trust 2010-112		(2)	(2)	1,439,338,424	(2)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ginnie Mae REMIC Trust 2010-127		(2)	(2)	434,791,274	(2)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ginnie Mae REMIC Trust 2010-143		(2)	(2)	369,120,300	(2)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ginnie Mae REMIC Trust 2010-162		(2)	(2)	1,680,729,461	(2)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ginnie Mae REMIC Trust 2011-003		(2)	(2)	299,718,246	(2)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ginnie Mae REMIC Trust 2011-018		(2)	(2)	1,215,999,990	(2)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ginnie Mae REMIC Trust 2011-032		(2)	(2)	572,306,119	(2)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ginnie Mae REMIC Trust 2011-048		(2)	(2)	926,520,751	(2)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ginnie Mae REMIC Trust 2011-066		(2)	(2)	710,026,817	(2)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ginnie Mae REMIC Trust 2011-083		(2)	(2)	247,475,929	(2)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ginnie Mae REMIC Trust 2011-094		(2)	(2)	370,163,384	(2)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ginnie Mae REMIC Trust 2011-113		(2)	(2)	211,414,723	(2)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ginnie Mae REMIC Trust 2011-123		(2)	(2)	410,165,556	(2)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ginnie Mae REMIC Trust 2011-135		(2)	(2)	686,632,351	(2)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ginnie Mae REMIC Trust 2011-145		(2)	(2)	310,603,200	(2)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ginnie Mae REMIC Trust 2011-156		(2)	(2)	376,170,450	(2)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Total			(2)	$ 20,658,700,625	(2)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ginnie Mae Callable Pass-Through Securities
Ginnie Mae Callable Trust 2010-C06		(2)	(2)	$ 10,000,000	(2)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Total			(2)	$ 10,000,000	(2)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Grand Total			(2)	$ 20,668,700,625	(2)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
_______________________

(1)
Prior to the reporting period January 1, 2009 to December 31, 2011, Nomura Securities International, Inc. sponsored other Ginnie Mae REMIC transactions.  Nomura Securities International, Inc. has no activity to report in respect of any such transactions pursuant to Rule 15Ga-1(c)(1).

(2)
The underlying assets for each issuing entity consist of one or more Ginnie Mae MBS certificates and/or previously issued Ginnie Mae pass-through certificates backed by Ginnie Mae MBS certificates.  Accordingly, we have designated the ABS Asset Class as “Other” for purposes of this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

NOMURA SECURITIES INTERNATIONAL, INC.

By:       /s/ Jonathan Raiff
Name:  Jonathan Raiff
Title:  Managing Director
Date:  February 14, 2012